Investments - Additional Information (Details) R$ in Millions					12 Months Ended
	Oct. 16, 2024 BRL (R$)	Aug. 07, 2024 BRL (R$) MW	Mar. 08, 2024 BRL (R$)	Sep. 19, 2023 BRL (R$)	Dec. 31, 2024 BRL (R$) MW	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 27, 2024 BRL (R$)	Sep. 27, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Working capital					R$ (1,914)	R$ (1,224)
Loss					3,053	2,859
Principal amount								R$ 200	R$ 2,436
Dividends received					R$ 349	592	R$ 708
Installed capacity (MW) | MW					3,601.7
Acquisition wholly-owned subsidiary interests					100.00%
Impairment					R$ 46
The Jequitiba I Solar Plant [Member]
IfrsStatementLineItems [Line Items]
Installed generation capacity | MW		6.55
Alianca Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest					11.69%
Amazonia Energia S A And Alianca Norte Energia S A [Member]
IfrsStatementLineItems [Line Items]
Working capital					R$ 217	R$ 578
C E M I G Sim [Member]
IfrsStatementLineItems [Line Items]
Acquisition rate		100.00%	100.00%
Aggregate value of acquisition		R$ 43	R$ 40
Cemiggt [Member]
IfrsStatementLineItems [Line Items]
Installed capacity (MW) | MW					14.8
Percentage of Impairment					100.00%
Impairment					R$ 41
Guanhaes Energia S A [Member]
IfrsStatementLineItems [Line Items]
Reduce the share capital				R$ 235
Absorption of losses share capital				137
Repaid to stockholders				R$ 98
Correspond of share capital					48
Paracambi Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Reduce the share capital	R$ 18
Correspond of share capital					R$ 9